MORGAN STANLEY UTILITIES FUND

522 Fifth Avenue

New York, New York 10036

August 29, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	File Nos.: 33-18983; 811-5415
Post-Effective Amendment No. 30

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(a) thereunder a copy of Post-Effective Amendment No. 30 to the Registration Statement of this Fund on Form N-1A.  The purpose of this filing is (a) to implement a change to the Fund’s principal investment strategy, (b) to implement related changes to the Fund’s name and benchmarks, and (c) to increase the limit of the Fund’s investments in foreign securities.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(b) on April 28, 2008.

Very truly yours,

/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary

Enclosures

cc:  Amy R. Doberman, Esq.